GOODWILL AND INTANGIBLE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Godwill	$ 13,641	$ 13,641
Amortization expense	1,100	$ 1,200
Mimosa [Member]
Defined Benefit Plan Disclosure [Line Items]
Godwill	$ 13,600